PREFERRED STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 6. PREFERRED STOCK

 The Company is authorized to issue up to 40,000,000 shares of preferred stock with such rights, preferences and privileges as are determined by the Board of Directors.

 The Company has authorized 10,000 shares of Series C Preferred Stock (the “Series C Stock”), of which 9,974.185 shares were issued and outstanding as of September 30, 2013 and December 31, 2012.

Series D Convertible Preferred Stock

 The Company has authorized 3,600,000 shares of Series D Convertible Preferred Stock (the “Series D Stock”), of which 3,006,000 shares were issued and outstanding as of September 30, 2013 and December 31, 2012.

The Company is authorized to issue up to 40,000,000 shares of preferred stock with such rights, preferences and privileges as are determined by the Board of Directors.

Series B Perpetual Redeemable Preferred Stock and Warrant Financing

The Company had authorized 40,000 share of non-convertible Series B Perpetual Preferred Stock, $0.01 par value (“Series B Stock”).  After giving effect to an exchange in October 2011 where certain warrants to purchase Common Stock were exercised and, in lieu of delivering to the Company the cash exercise price for such warrant exercises, the investor surrendered an aggregate of 170.1672 shares of Series B Stock with a redeemable vlaue of $1,701,672. As a part of the exchange, the Company issued an aggregate of 1830.895 shares of Series C Stock. After giving effect to the exchange, the Company has no authorized, issued or outstanding Series B stock.

Series C Convertible Preferred Stock

The Company has authorized 10,000 shares of Series C Stock, of which 9,974.185 shares were issued and outstanding as of December 31, 2012 and 2011. The Series C Stock was created on June 30, 2009.

Key terms of the Series C Stock are as follows:

•	Pursuant to the terms of the Certificate of Designation, Preference and Rights of Series C Preferred Stock (the “Series C Certificate”), each share of Series C Stock is initially convertible into 1,000 shares of Common Stock, subject to adjustment for stock splits, combinations or similar events.

•	Each holder who receives Series C Stock may convert its Series C Stock at any time following its issuance.

•	In the event of any Liquidation Event (as defined in the Series C Certificate), the holders of Series C Stock will be entitled to receive (subject to the rights of any securities designated as senior to the Series C Stock) a per share liquidation preference equal to an amount calculated by taking the total amount available for distribution to holders of all the Company’s outstanding Common Stock before deduction of any preference payments for the Series C Stock, divided by the total of (x) all of the then outstanding shares of Common Stock, plus (y) all of the shares of Common Stock into which all of the outstanding shares of the Series C Stock can be converted, in each case prior to any distribution to the holders of Common Stock or any other securities designated as junior to the Series C Stock.

Series D Convertible Preferred Stock

The Company has authorized 3,600,000 shares of Series D Preferred Stock (the “Series D Stock”), of which 3,006,000 shares were issued and outstanding as of December 31, 2012 and December 31, 2011.

Key terms of the Series D Stock are as follows:

•	Pursuant to the terms of the Certificate of Designation, Preferences and Rights of the Series D Convertible Preferred Stock, the shares of Series D Stock are initially convertible into shares of Common Stock at a price per share equal to $10.00, subject to adjustment for stock splits, business combinations or similar events, and shall have a liquidation preference equal to their stated value.

•	Each holder who receives Series D Stock may convert it at any time following its issuance.

•	The Series D Stock does not pay a dividend and is not redeemable.

On February 8, 2011 the Company entered into a Series D Convertible Preferred Stock Purchase Agreement (the “Series D Agreement”) with Montaur and certain other strategic accredited investors (each, a “Series D Investor” and collectively, the “Series D Investors”) in connection with the Company’s private placement (the “Series D Financing”) of Series D Convertible Preferred Stock (“Series D Stock”) at a price per share of $1.00. For every $100,000 face value of Series D Stock purchased in the Series D Financing, the Series D Investor was issued (i) Series 1 warrants to purchase 5,000 shares of Common Stock with an exercise price of $15.00 per share (the “Series D-1 Warrants”), and (ii) Series 2 warrants to purchase 50,000 shares of Common Stock with an exercise price of $25.00 per share (the “Series D-2 Warrants” and, together with the Series D-1 Warrants, the “Series D Warrants”).

On February 8, 2011 there was a closing in connection with the Series D Agreement and the Company received cash proceeds of $2,500,000 for the purchase of 2,500,000 shares of Series D Stock. The Company issued 1,006,000 shares of Series D Stock in exchange for the extinguishment of an 8% Senior Promissory Note issued by the Company on January 5, 2011 in the principal amount of $1,000,000, plus interest accrued through February 1, 2011 in the amount of $6,000.

The Company issued an aggregate of 1,753,000 Series D-1 Warrants and 1,753,000 Series D-2 Warrants to the Series D Investors pursuant to the Series D Agreement. The Series D Warrants are immediately exercisable and expire on February 7, 2013; however, if the Series D Warrants are not exercised in full by February 7, 2013 by virtue of the application of a beneficial ownership “blocker”, then the term of the Series D Warrants shall be extended for thirty (30) days past the date on which the beneficial ownership blocker is no longer applicable. An exercise under the Series D Warrants may not result in the holder beneficially owning more than 4.99% or 9.99%, as applicable, of all of the Common Stock outstanding at the time; provided, however, that a holder may waive the foregoing provision upon 61 days’ advance written notice to the Company. The exercise price of these warrants is subject to adjustment for stock splits, business combinations or similar events.

In connection with issuance of Series D Stock, the conversion feature of Series D Stock was considered beneficial, or “in the money”, at issuance due to a conversion rate that allows the investor to obtain the Common Stock at below market price. The Company recorded a deemed dividend on the beneficial conversion feature equal to the incremental fair value resulting from the reduction in the conversion rate of $1,975,211. This deemed dividend is included in the 2011 Consolidated Statement of Operations in arriving at the Net Loss Applicable to Common Shareholders.

In accordance with (i) the Certificate of Designation, Rights and Preferences of the Series B Stock (the “Series B Certificate”) and (ii) a letter agreement dated January 19, 2010 between the Company and the sole holder of the Series B Stock (the “Series B Holder”), the Company was obligated to use 25% of the gross proceeds from the Series D Financing to redeem the Series B Stock. On February 4, 2011, the Company entered into a letter agreement (the “Letter”) with the Series B Holder pursuant to which the Series B Holder waived the redemption of shares of the Series B Stock triggered by the Series D Financing.

On October 19, 2011, an investor converted 500,000 shares of Series D Stock into 50,000 shares of Common Stock.